Shareholder Report, Holdings (Details) - C000126627	Dec. 31, 2025
922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
78464A474 | State Street SPDR Portfolio Short Term Corporate ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	1.30%
Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.30%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.40%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%